INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory
	June 30, 2025	December 31, 2024
	$ thousands	$ thousands
Raw materials	25,784	28,549
Work in progress	989	697
Finished products	33,171	30,447

	59,944	59,693